COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	05/12/2009
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     $194,944

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC COM        COM              007974108     3081 92518.00 SH       Sole                 60705.00          31813.00
AEROPOSTALE COM                COM              007865108     1853 69790.00 SH       Sole                 45135.00          24655.00
AMAZON COM INC COM             COM              023135106      509  6931.00 SH       Sole                  6931.00
AMERICAN PUBLIC EDUCATION      COM              02913V103     3876 92168.00 SH       Sole                 61409.00          30759.00
AMERICAN SUPERCONDUCTR COM     COM              030111108     5456 315206.00 SH      Sole                210339.00         104867.00
AMERITRADE HLDG CORP CL A      COM              87236Y108      262 18975.00 SH       Sole                 18975.00
ANSYS INC COM                  COM              03662Q105     1521 60625.00 SH       Sole                 39275.00          21350.00
APPLE COMPUTER INC COM         COM              037833100      333  3173.00 SH       Sole                  3173.00
ARIBA INC COM                  COM              04033V203     2762 316400.00 SH      Sole                209086.00         107314.00
ASIAINFO HOLDINGS INC          COM              04518A104     2193 130195.00 SH      Sole                 87050.00          43145.00
ASTEC INDS INC COM             COM              046224101      526 20070.00 SH       Sole                 12965.00           7105.00
ATHENAHEALTH INC               COM              04685W103     6613 274306.00 SH      Sole                183120.00          91186.00
BARRETT BILL CORP COM          COM              06846N104     2585 116254.00 SH      Sole                 76471.00          39783.00
BIGBAND NETWORKS               COM              089750509       98 15100.00 SH       Sole                 15100.00
BLACKBOARD INC COM             COM              091935502     2501 78822.00 SH       Sole                 50945.00          27877.00
CARDIONET INC                  COM              14159L103     2320 82685.00 SH       Sole                 54720.00          27965.00
CARMAX INC                     COM              143130102     1448 116470.00 SH      Sole                 75500.00          40970.00
CAVIUM NETWORKS INC COM        COM              14965A101     2077 179985.00 SH      Sole                116385.00          63600.00
CHICOS FAS                     COM              168615102     1013 188645.00 SH      Sole                127200.00          61445.00
CHIPOTLE MEXICAN GRILL CL A    COM              169656105     3261 49137.00 SH       Sole                 32150.00          16987.00
CLICKSOFTWARE TECHNOLOGIES     COM              M25082104       62 16700.00 SH       Sole                 16700.00
COMPELLENT TECHNOLOGIES INC    COM              20452A108     2523 232575.00 SH      Sole                155435.00          77140.00
CONCUR TECHNOLOGIES COM        COM              206708109     1804 94056.00 SH       Sole                 62662.00          31394.00
CRACKER BARREL OLD COUNTRY     COM              22410J106     2491 87005.00 SH       Sole                 56865.00          30140.00
CREE INC COM                   COM              225447101     1376 58495.00 SH       Sole                 38590.00          19905.00
CTRIP COM INTL LTD ADR         COM              22943F100     1996 72875.00 SH       Sole                 54885.00          17990.00
CYBERSOURCE CORP COM           COM              23251J106     3154 212988.00 SH      Sole                139874.00          73114.00
ENERSYS                        COM              29275Y102      960 79280.00 SH       Sole                 53870.00          25410.00
FACTSET RESH SYS INC COM       COM              303075105     2529 50610.00 SH       Sole                 32795.00          17815.00
FIRST SOLAR INC                COM              336433107     1902 14336.00 SH       Sole                 10145.00           4191.00
FORD MTR CO DEL COM PAR $0.01  COM              345370860       45 17300.00 SH       Sole                 17300.00
GENOMIC HEALTH INC COM         COM              37244C101     5802 238015.00 SH      Sole                161484.00          76531.00
GOOGLE INC CL A                COM              38259P508      412  1186.00 SH       Sole                  1186.00
GRAND CANYON EDUCATION INC     COM              38526M106     3770 218474.00 SH      Sole                145739.00          72735.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106    11251 234413.00 SH      Sole                155432.00          78981.00
GREENHILL & CO INC COM         COM              395259104     3815 51665.00 SH       Sole                 34100.00          17565.00
GSI COMMERCE INC COM           COM              36238G102     1200 91650.00 SH       Sole                 60775.00          30875.00
GUESS INC COM                  COM              401617105     2443 115935.00 SH      Sole                 76775.00          39160.00
HERTZ GLOBAL HOLDINGS INC      COM              42805T105       47 12100.00 SH       Sole                 12100.00
ILLUMINA INC COM               COM              452327109     7390 198457.00 SH      Sole                132932.00          65525.00
INNERWORKINGS INC              COM              45773Y105       97 22700.00 SH       Sole                 22700.00
IROBOT CORP COM                COM              462726100     3033 399159.00 SH      Sole                263395.00         135764.00
ISHARES TR RUSL 2000 GROW      COM              464287648      299  6503.00 SH       Sole                                   10453.00
ITC HOLDINGS CORP              COM              465685105     1430 32803.00 SH       Sole                 21292.00          11511.00
J CREW GROUP INC COM           COM              46612H402      880 66805.00 SH       Sole                 43210.00          23595.00
K12 INC                        COM              48273U102     1943 139851.00 SH      Sole                 93425.00          46426.00
LAM RESEARCH CORP COM          COM              512807108      252 11090.00 SH       Sole                 11090.00
LENNOX INTL INC COM            COM              526107107      865 32700.00 SH       Sole                 21145.00          11555.00
LONGTOP FINANCIAL TECHNOLOGY   COM              54318P108     2126 100180.00 SH      Sole                 76195.00          23985.00
LUMBER LIQUIDATORS INC         COM              55003Q103     2017 158250.00 SH      Sole                104133.00          54117.00
LUMINEX CORP DEL COM           COM              55027E102      638 35255.00 SH       Sole                 22775.00          12480.00
MERCADOLIBRE INC               COM              58733R102     1409 75965.00 SH       Sole                 50790.00          25175.00
MICRON TECHNOLOGY INC COM      COM              595112103      108 26830.00 SH       Sole                 26830.00
MINDSPEED TECHNOLOGIES INC     COM              602682205       31 25700.00 SH       Sole                 25700.00
MONOLITHIC POWER SYSTEMS INC   COM              609839105      353 22820.00 SH       Sole                 14760.00           8060.00
MORGAN J P & CO INC COM        COM              46625H100      253  9525.00 SH       Sole                  9525.00
MORGAN STANLEY COM NEW         COM              617446448      258 11335.00 SH       Sole                 11335.00
MYRIAD GENETICS INC COM        COM              62855J104    12174 267750.00 SH      Sole                178882.00          88868.00
NETFLIX COM INC COM            COM              64110L106     3129 72910.00 SH       Sole                 48410.00          24500.00
NETLOGIC MICROSYS INC COM      COM              64118B100     2137 77780.00 SH       Sole                 50302.00          27478.00
NEUTRAL TANDEM INC             COM              64128B108     2998 121835.00 SH      Sole                 81000.00          40835.00
NUVASIVE INC COM               COM              670704105     3029 96558.00 SH       Sole                 63643.00          32915.00
NVIDIA CORP COM                COM              67066G104      194 19750.00 SH       Sole                 19750.00
OMNITURE                       COM              68212S109     3100 235074.00 SH      Sole                154144.00          80930.00
PANERA BREAD CO CL A           COM              69840W108     2349 42031.00 SH       Sole                 27176.00          14855.00
PHILLIPS-VAN HEUSEN            COM              718592108      958 42270.00 SH       Sole                 27340.00          14930.00
PIPER JAFFRAY COS COM          COM              724078100     1614 62594.00 SH       Sole                 40443.00          22151.00
PMC-SIERRA INC COM             COM              69344F106     5351 840165.00 SH      Sole                558605.00         281560.00
RACKSPACE HOSTING INC          COM              750086100     1058 141282.00 SH      Sole                 94043.00          47239.00
REGAL BELOIT CORP COM          COM              758750103     1290 42120.00 SH       Sole                 27240.00          14880.00
RISKMETRICS GROUP INC          COM              767735103     1232 86260.00 SH       Sole                 55860.00          30400.00
RIVERBED TECH INC COM          COM              768573107     2235 170890.00 SH      Sole                113190.00          57700.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     4334 537730.00 SH      Sole                355782.00         181948.00
SOLERA HOLDINGS                COM              83421A104     3107 125386.00 SH      Sole                 81206.00          44180.00
STARENT NETWORKS               COM              85528P108     4604 291430.00 SH      Sole                194925.00          96505.00
STIFEL FINL CORP COM           COM              860630102      931 21515.00 SH       Sole                 13910.00           7605.00
TCF FINL CORP COM              COM              872275102     2729 232064.00 SH      Sole                150329.00          81735.00
TEKELEC COM                    COM              879101103     1148 86790.00 SH       Sole                 56130.00          30660.00
THORATEC LABS CORP COM NEW     COM              885175307     7906 307766.00 SH      Sole                204884.00         102882.00
TRACTOR SUPPLY COMPANY         COM              892356106     1903 52794.00 SH       Sole                 34139.00          18655.00
VARIAN SEMICONDUCTOR COM       COM              922207105     3828 176740.00 SH      Sole                117120.00          59620.00
VERIFONE HOLDINGS              COM              92342Y109     1157 170195.00 SH      Sole                114805.00          55390.00
VISTAPRINT LIMITED SHS         COM              G93762204     1886 68610.00 SH       Sole                 45125.00          23485.00
WARNACO GROUP                  COM              934390402     2999 124989.00 SH      Sole                 82494.00          42495.00
WFI INDS LTD COM               COM              92923V102      238 12085.00 SH       Sole                 12085.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112